Financial Instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities
The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2019 and 2018.

Financial assets	31/12/19	31/12/18
Financial assets measured at amortised cost
Other non-current receivables	4,519	4,533
Trade receivables	29,187	40,967
Other current receivables	7,723	9,507
Cash and cash equivalents	39,799	62,131

Total (a)	81,228	117,138

Financial assets measured at fair value
Forward exchange contracts	145	218

Total (b)	145	218

Total financial assets (a+b)	81,373	117,356

Financial assets measured at amortised cost include trade receivables, other receivables
(non-current
and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

Financial liabilities	31/12/19	31/12/18
Financial liabilities measured at amortised cost
Long-term borrowings	18,412	20,943
Lease liabilities	57,367	—
Bank overdrafts and short-term borrowings	24,170	35,148
Trade payables	68,476	77,901
Other payables	22,049	26,914

Total (a)	190,474	160,906

Financial liabilities measured at fair value
Forward exchange contracts	772	320

Total (b)	772	320

Total financial liabilities (a+b)	191,246	161,226

Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities
The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2019 and 2018, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/19		31/12/18
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	145	145	218	218

Financial liabilities
Floating-rate borrowings	9,232	9,322	13,943	13,943
Fixed rate borrowings	9,180	10,256	7,000	7,000

Total long-term borrowings	18,412	19,578	20,943	20,943

Forward exchange contracts	772	772	320	320

Summary of Trade Receivables Past Due
As at December 31, 2019 and 2018 the ageing of trade receivables is as follows:

	31/12/19	31/12/18
Current (not past due)	15,179	24,251
From 1 to 29 days past due	8,570	8,614
From 30 to 60 days past due	1,298	1,409
From 61 to 90 days past due	2,531	1,274
More than 90 days past due	10,308	15,046

Gross trade receivables	37,886	50,594
Allowance for doubtful accounts	(8,699)	(9,627)

Net trade receivables	29,187	40,967

Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2019, 2018 and January 1, 2018, further to the adoption of IFRS 9.
December 31, 2019

	Days past due
	<30 days	30-60 days	61-90 days	> 91 days	Total
Trade receivables subject to collective valuation	4,936	387	—	309	5,632
Trade receivables subject to specific valuation					32,524

Total gross carrying amount					37,886
Default rate	0.13%	1.42%	3.83%	27.07%	—
Expected credit loss	6	5	—	84	95
December 31, 2018

	Days past due
	<30 days	30-60 days	61-90 days	> 91 days	Total
Trade receivables subject to collective valuation	9,288	1,323	88	669	11,368
Trade receivables subject to specific valuation					39,226

Total gross carrying amount					50,594
Default rate	0.10%	0.99%	2.90%	5.80%	—
Expected credit loss	9	13	3	39	64
January 1, 2018

	Days past due
	<30 days	30-60 days	61-90 days	> 91 days	Total
Trade receivables subject to collective valuation	11,661	651	254	173	12,739
Trade receivables subject to specific valuation					35,585

Total gross carrying amount					48,324
Default rate	0.11%	1.04%	2.99%	5.33%	—
Expected credit loss	13	7	8	9	37

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments	The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2019 and 2018.

December 31, 2019

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	512	4,222	6,568	5,389	3,525	20,216
Lease liabilities	3,341	10,587	9,972	26,568	17,760	68,228
Bank overdrafts and short-term borrowings	24,170	—	—	—	—	24,170
Trade and other payables	22,049	68,476	—	—	—	90,525
Losses on derivative financial instruments	772	—	—	—	—	772

Total financial liabilities	50,844	83,285	16,540	31,957	21,285	203,911

December 31, 2018

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	899	10,019	3,416	6,158	1,358	21,850
Bank overdrafts and short-term borrowings	35,148	—	—	—	—	35,148
Trade and other payables	26,914	77,901	—	—	—	104,815
Losses on derivative financial instruments	320	—	—	—	—	320

Total financial liabilities	63,281	87,920	3,416	6,158	1,358	162,133

Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected
The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/ decrease in basis points	Effect on profit before tax
December 31, 2019	+45	(51)
December 31, 2019	-45	51
December 31, 2018	+45	(71)
December 31, 2018	-45	71
December 31, 2017	+45	(90)
December 31, 2017	-45	78

Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax
The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2019	+5%	3,155
December 31, 2019	-5%	(3,486)
December 31, 2018	+5%	2,776
December 31, 2018	-5%	(3,183)
December 31, 2017	+5%	3,023
December 31, 2017	-5%	(3,449)

Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency
As at December 31, 2019 and 2018 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/19	31/12/18
Trade receivables	19,807	26,490
Cash and cash equivalents	36,031	49,413

Total financial assets	55,838	75,903

Financial liabilities	31/12/19	31/12/18
Lease liabilities	38,844	—
Bank overdraft and short-term borrowings	253	254
Trade payables	26,065	29,155

Total financial liabilities	65,162	29,409

Summary of Quantitative Information about Exposure to Currency Risk
As at December 31, 2019 and 2018, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:
December 31, 2019

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
Chinese Yuan	20,592	12,071	8,521
U.S. dollars	15,524	26,995	(11,471)
British pounds	5,984	12,482	(6,498)
Brazilian Reais	5,975	2,012	3,963
Canadian dollars	3,758	124	3,634
Mexican pesos	984	910	74
Romanian Leu	528	6,673	(6,145)
Other	2,493	3,895	(1,402)

Total	55,838	65,162	(9,324)

December 31, 2018

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
Chinese Yuan	27,101	9,726	17,375
U.S. dollars	19,661	8,841	10,820
British pounds	8,696	2,482	6,214
Brazilian Reais	6,211	2,250	3,961
Canadian dollars	3,696	236	3,460
Mexican pesos	3,344	43	3,301
Romanian Leu	886	4,976	(4,090)
Other	6,308	855	5,453

Total	75,903	29,409	46,494

Summary of Changes in Liabilities Arising from Financing Activities
The following tables show the changes in financial liabilities arising from financing activities for the three years ended December 31, 2019, 2018 and 2017.

December 31, 2019

	Jan. 1, 2019	Cash flows	Changes in fair value	Other changes	Dec. 31, 2019
Long-term borrowings	20,943	(1,365)	—	(1,166)	18,412
Lease liabilities	56,758	(11,960)	—	12,569	57,367
Bank overdrafts and short-term borrowings	35,148	(10,978)	—	—	24,170
Losses on derivative financial instruments	320	—	452	—	772

Total liabilities from financing activities	113,169	(24,303)	452	11,403	100,721

December 31, 2018

	Jan. 1, 2018	Cash flows	Changes in fair value	Dec. 31, 2018
Long-term borrowings	25,717	(4,774)	—	20,943
Bank overdrafts and short-term borrowings	25,967	9,181	—	35,148
Losses on derivative financial instruments	267	—	53	320

Total liabilities from financing activities	51,951	4,407	53	56,411

December 31, 2017

	Jan. 1, 2017	Cash flows	Changes in fair value	Dec. 31, 2017
Long-term borrowings	17,961	7,756	—	25,717
Bank overdrafts and short-term borrowings	24,427	1,540	—	25,967
Losses on derivative financial instruments	1,293	—	(1,026)	267

Total liabilities from financing activities	43,681	9,296	(1,026)	51,951